Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 15, 2015
to the
Aurora Horizons Fund (the “Fund”)
Prospectus and Statement of Additional Information (“SAI”)
dated June 28, 2015

This supplement makes the following amendments to disclosures in the Fund’s Prospectus and SAI dated June 28, 2015:

Effective October 7, 2015, Feingold O’Keeffe Capital, L.L.C. d/b/a/ FOC Partners, a sub-adviser to the Fund, has changed its name to NewStar Capital, LLC.

Effective immediately, all references to Feingold O’Keeffe Capital, L.L.C. d/b/a/ FOC Partners in the Prospectus and SAI are replaced with NewStar Capital, LLC.

Please retain this supplement with your Prospectus and SAI.